MANUFACTURING, LICENSE AND DEVELOPMENT AGREEMENTS (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Sep. 10, 2010	Mar. 31, 2016
Revenue Recognition, Milestone Method, Milestone		The milestones, totaling $500k, consist of amounts due upon the first shipment of each identified product, as follows: Phentermine 37.5mg tablets ($145k), Phentermine 15 & 30mg capsules ($45k), Hydromorphone 8mg ($125k), Naltrexone 50mg ($95k) and the balance of $95k due in relation to the first shipment of generic products which still require marketing authorizations from the FDA, and to which there can be no assurances of such marketing authorizations being granted and accordingly there can be no assurances that the Company will earn and receive these milestone amounts.
Precision Dose License Agreement [Member]
License and Maintenance Revenue	$ 200